UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET CORPORATE BOND

FUND (FORMERLY KNOWN AS LEGG MASON PARTNERS

CORPORATE BOND FUND)

FORM N-Q

SEPTEMBER 30, 2009

Legg Mason Western Asset Corporate Bond Fund

Schedule of Investments (unaudited)	September 30, 2009

Face Amount	Security	Value
CORPORATE BONDS & NOTES - 97.1%
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 0.3%
	Motors Liquidation Co., Senior Debentures:
$650,000	8.250% due 7/15/23 (a)	$104,000
12,500,000	8.375% due 7/15/33 (a)	2,093,750

	Total Automobiles	2,197,750

Hotels, Restaurants & Leisure - 0.3%
1,560,000	Yum! Brands Inc., Senior Notes, 4.250% due 9/15/15	1,596,688

Leisure Equipment & Products - 0.4%
2,270,000	Hasbro Inc., Senior Notes, 6.300% due 9/15/17	2,380,785

Media - 5.2%
	Comcast Corp.:
4,780,000	6.400% due 5/15/38	5,057,207
	Senior Notes:
4,235,000	6.500% due 1/15/17	4,654,998
1,800,000	6.950% due 8/15/37	2,015,647
290,000	DirecTV Holdings LLC/DirecTV Financing Co. Inc., Senior Notes, 4.750% due 10/1/14 (b)	290,725
3,850,000	News America Holdings Inc., Senior Debentures, 8.500% due 2/23/25	4,264,991
	News America Inc.:
1,910,000	Notes, 6.150% due 3/1/37	1,874,934
1,495,000	Senior Notes, 6.550% due 3/15/33	1,534,745
2,240,000	Omnicom Group Inc., Notes, 6.250% due 7/15/19	2,420,880
180,000	TCI Communications Inc., 7.125% due 2/15/28	195,079
	Time Warner Cable Inc., Senior Notes:
780,000	8.750% due 2/14/19	962,517
140,000	8.250% due 4/1/19	169,508
3,850,000	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	4,194,286
2,068,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	2,492,552
1,616,000	Time Warner Inc., Senior Debentures, 7.700% due 5/1/32	1,832,534
970,000	WPP Finance UK, Senior Notes, 8.000% due 9/15/14	1,065,128

	Total Media	33,025,731

Multiline Retail - 1.2%
	Macy’s Retail Holdings Inc.:
435,000	5.350% due 3/15/12	425,597
4,455,000	Debentures, 6.650% due 7/15/24	3,535,599
1,070,000	Notes, 5.750% due 7/15/14	1,010,669
2,350,000	Senior Notes, 5.875% due 1/15/13	2,293,466

	Total Multiline Retail	7,265,331

	TOTAL CONSUMER DISCRETIONARY	46,466,285

CONSUMER STAPLES - 2.9%
Beverages - 0.4%
670,000	Bottling Group LLC, Senior Notes, 5.125% due 1/15/19	715,313
910,000	Dr. Pepper Snapple Group Inc., Senior Notes, 6.820% due 5/1/18	1,036,184
840,000	Foster’s Finance Corp., Notes, 4.875% due 10/1/14 (b)	871,188

	Total Beverages	2,622,685

Food & Staples Retailing - 1.6%
2,046,000	Delhaize Group, Senior Notes, 6.500% due 6/15/17	2,230,132
	Kroger Co., Senior Notes:
2,887,000	6.750% due 4/15/12	3,177,051
1,000,000	8.000% due 9/15/29	1,283,939
	Safeway Inc., Senior Notes:

See Notes to Schedule of Investments.

Legg Mason Western Asset Corporate Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Food & Staples Retailing - 1.6% (continued)
$120,000	6.250% due 3/15/14	$132,697
3,100,000	6.350% due 8/15/17	3,446,636

	Total Food & Staples Retailing	10,270,455

Food Products - 0.3%
1,460,000	Unilever Capital Corp., Senior Notes, 4.800% due 2/15/19	1,537,094

Tobacco - 0.6%
1,740,000	Philip Morris International Inc., Senior Notes, 6.875% due 3/17/14	1,989,643
1,810,000	Reynolds American Inc., Senior Secured Notes, 7.625% due 6/1/16	1,939,276

	Total Tobacco	3,928,919

	TOTAL CONSUMER STAPLES	18,359,153

ENERGY - 11.5%
Energy Equipment & Services - 0.7%
800,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	824,000
1,165,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (b)	1,205,658
2,160,000	Transocean Inc., Senior Notes, 5.250% due 3/15/13	2,285,567

	Total Energy Equipment & Services	4,315,225

Oil, Gas & Consumable Fuels - 10.8%
	Anadarko Finance Co., Senior Notes:
10,000	6.750% due 5/1/11	10,631
5,651,000	7.500% due 5/1/31	6,269,609
1,016,000	Apache Corp., Senior Notes, 6.000% due 1/15/37	1,134,477
470,000	Cenovus Energy Inc., Senior Notes, 6.750% due 11/15/39 (b)	508,139
	ConocoPhillips:
2,870,000	Notes, 6.500% due 2/1/39	3,320,053
2,130,000	Senior Notes, 6.000% due 1/15/20	2,365,173
3,540,000	DCP Midstream LLC, Senior Notes, 6.750% due 9/15/37 (b)	3,380,229
750,000	Devon Energy Corp., Debentures, 7.950% due 4/15/32	942,999
2,600,000	Devon Financing Corp. ULC, Debentures, 7.875% due 9/30/31	3,229,793
	El Paso Corp., Medium-Term Notes:
1,660,000	7.800% due 8/1/31	1,530,718
340,000	7.750% due 1/15/32	313,207
580,000	Energy Transfer Partners LP, Senior Notes, 9.700% due 3/15/19	719,089
1,620,000	Enterprise Products Operating LLC, Senior Notes, 6.125% due 10/15/39	1,642,403
	EOG Resources Inc., Senior Notes:
2,130,000	5.875% due 9/15/17	2,363,667
810,000	5.625% due 6/1/19	888,391
143,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (b)	137,995
	Hess Corp., Notes:
1,220,000	8.125% due 2/15/19	1,468,139
2,574,000	7.875% due 10/1/29	3,023,068
390,000	Kerr-McGee Corp., Notes, 6.950% due 7/1/24	418,531
	Kinder Morgan Energy Partners LP:
1,670,000	Medium-Term Notes, 6.950% due 1/15/38	1,799,477
2,200,000	Senior Notes, 7.125% due 3/15/12	2,404,140
2,252,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17 (b)	2,181,738
13,069,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	12,640,167
2,487,000	Petrobras International Finance Co., Global Notes, 5.875% due 3/1/18	2,592,036
3,229,000	Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17 (b)	2,954,535
1,000,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,205,593
3,388,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	3,394,830
2,000,000	Williams Cos. Inc., Senior Notes, 7.625% due 7/15/19	2,163,060

See Notes to Schedule of Investments.

Legg Mason Western Asset Corporate Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Oil, Gas & Consumable Fuels - 10.8% (continued)
$3,130,000	XTO Energy Inc., Senior Notes, 6.100% due 4/1/36	$3,232,545

	Total Oil, Gas & Consumable Fuels	68,234,432

	TOTAL ENERGY	72,549,657

FINANCIALS - 45.2%
Capital Markets - 6.4%
1,290,000	Bear Stearns Cos. Inc., Senior Notes, 7.250% due 2/1/18	1,475,583
4,720,000	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	4,347,583
6,435,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12 (c)(d)	4,665,375
1,120,000	Goldman Sachs Group Inc., Senior Notes, 6.150% due 4/1/18	1,180,091
	Kaupthing Bank HF:
	Senior Notes:
3,303,000	5.750% due 10/4/11 (a)(b)(e)	718,403
1,700,000	7.625% due 2/28/15 (a)(b)(e)	369,750
7,512,000	Subordinated Notes, 7.125% due 5/19/16 (a)(b)(e)	18,780
7,912,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (a)(c)(d)	791
3,321,000	Lehman Brothers Holdings Inc., Subordinated Notes, 6.500% due 7/19/17 (a)	332
	Merrill Lynch & Co. Inc.:
3,880,000	Senior Notes, 6.400% due 8/28/17	3,935,569
190,000	Senior Notes, Medium-Term Notes, 6.050% due 8/15/12	202,766
	Subordinated Notes:
8,190,000	5.700% due 5/2/17	8,031,335
2,219,000	6.110% due 1/29/37	2,117,423
	Morgan Stanley:
2,800,000	Medium-Term Notes, 6.625% due 4/1/18	2,965,601
	Senior Notes:
3,060,000	5.250% due 11/2/12	3,244,790
400,000	6.000% due 5/13/14	426,271
65,000	Subordinated Notes, 4.750% due 4/1/14	64,585
8,636,000	UBS Preferred Funding Trust, Subordinated Notes, 6.243% due 5/15/16 (c)(d)	6,580,632

	Total Capital Markets	40,345,660

Commercial Banks - 12.8%
3,820,000	BAC Capital Trust XI, Notes, 6.625% due 5/23/36	3,380,700
6,430,000	BAC Capital Trust XIV, Junior Subordinated Notes, 5.630% due 3/15/12 (c)(d)	4,259,875
5,056,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(c)	4,882,053
585,000	BankAmerica Capital III, Junior Subordinated Notes, 1.079% due 1/15/27 (c)	340,796
695,000	BankAmerica Institutional Capital A, Junior Subordinated Bonds, 8.070% due 12/31/26 (b)	681,100
1,810,000	BankAmerica Institutional Capital B, Junior Subordinated Bonds, 7.700% due 12/31/26 (b)	1,692,350
	Barclays Bank PLC:
6,430,000	Junior Subordinated Bonds, 7.434% due 12/15/17 (b)(c)(d)	5,722,700
1,592,000	Subordinated Notes, 10.179% due 6/12/21 (b)	2,096,327
1,600,000	BB&T Capital Trust II, 6.750% due 6/7/36	1,515,014
426,000	BOI Capital Funding (No. 2) LP, Junior Subordinated Bonds, 5.571% due 2/1/16 (b)(c)(d)	176,790
2,383,000	BPCE SA, Subordinated Bonds, 12.500% due 9/30/19 (b)(c)(d)	2,597,470
3,510,000	CBA Capital Trust I, Junior Subordinated Notes, 5.805% due 6/30/15 (b)(d)	3,099,797
2,222,000	Comerica Capital Trust II, Capital Securities, 6.576% due 2/20/37 (c)	1,560,955
1,670,000	Credit Suisse/New York, Senior Notes, 5.300% due 8/13/19	1,715,606
	Glitnir Banki HF:
3,063,000	Notes, 6.330% due 7/28/11 (a)(b)(e)	765,750

See Notes to Schedule of Investments.

Legg Mason Western Asset Corporate Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Commercial Banks - 12.8% (continued)
$4,458,000	Subordinated Bonds, 7.451% due 9/14/16 (a)(b)(c)(d)	$2,675
4,757,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(c)(e)	2,854
1,490,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (b)(c)(d)	864,200
760,000	HSBC Capital Funding LP, Subordinated Notes, 4.610% due 6/27/13 (b)(c)(d)	597,433
2,500,000	HSBC Finance Capital Trust IX, Junior Subordinated Notes, 5.911% due 11/30/35 (c)	1,900,000
	ICICI Bank Ltd., Subordinated Bonds:
757,000	6.375% due 4/30/22 (b)(c)	620,991
318,000	6.375% due 4/30/22 (b)(c)	260,002
4,230,000	Landsbanki Islands HF, 7.431% due 10/19/17 (a)(b)(c)(d)	2,538
2,596,000	Rabobank Nederland NV, Junior Subordinated Notes, 11.000% due 6/30/19 (b)(c)(d)	3,188,978
6,494,000	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated, Bonds, 7.191% due 7/30/15 (b)(c)(d)	5,395,943
	Royal Bank of Scotland Group PLC:
500,000	Junior Subordinated Notes, Medium-Term Notes, 7.640% due 9/29/17 (c)(d)	245,288
	Subordinated Notes:
260,000	5.000% due 10/1/14	235,406
1,450,000	5.050% due 1/8/15	1,302,242
2,740,000	RSHB Capital, Loan Participation Notes, Secured Notes, 7.125% due 1/14/14 (b)	2,829,872
3,897,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (b)(c)(d)	2,048,181
730,000	Sumitomo Mitsui Banking Corp., 5.625% due 10/15/15 (b)(c)(d)	694,868
	SunTrust Bank, Subordinated Notes:
770,000	5.000% due 9/1/15	750,959
366,000	5.450% due 12/1/17	345,604
3,806,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (c)	2,655,861
424,000	SunTrust Preferred Capital I, 5.853% due 12/15/11 (c)(d)	281,960
785,000	UnionBanCal Corp., Subordinated Notes, 5.250% due 12/16/13	783,852
7,790,000	Wachovia Capital Trust III, Junior Subordinated Bonds, 5.800% due 3/15/11 (c)(d)	5,491,950
	Wachovia Corp.:
1,124,000	Senior Notes, 5.750% due 6/15/17	1,189,325
4,811,000	Subordinated Notes, 5.625% due 10/15/16	5,030,122
3,069,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	2,677,702
7,510,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (c)(d)	6,646,350

	Total Commercial Banks	80,532,439

Consumer Finance - 6.8%
3,389,000	Aiful Corp., Notes, 6.000% due 12/12/11 (b)	1,356,132
	American Express Co.:
710,000	Notes, 7.000% due 3/19/18	782,316
100,000	Senior Notes, 8.125% due 5/20/19	118,474
9,089,000	Subordinated Debentures, 6.800% due 9/1/66 (c)	7,861,985
160,000	American Express Credit Corp., Senior Notes, 5.125% due 8/25/14	165,685
1,670,000	Capital One Financial Corp., Senior Notes, 6.750% due 9/15/17	1,775,075
	Ford Motor Credit Co.:
2,390,000	Bonds, 7.375% due 2/1/11	2,378,267
	Senior Notes:
6,828,000	5.549% due 6/15/11 (c)	6,529,275
2,600,000	12.000% due 5/15/15	2,867,958
	GMAC LLC:
40,000	Debentures, zero coupon bond to yield 7.127% due 6/15/15	18,900
	Senior Notes:

See Notes to Schedule of Investments.

Legg Mason Western Asset Corporate Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Consumer Finance - 6.8% (continued)
$4,845,000	7.500% due 12/31/13 (b)	$4,287,825
4,844,000	8.000% due 11/1/31 (b)	3,947,860
1,058,000	Subordinated Notes, 8.000% due 12/31/18 (b)	809,370
1,260,000	HSBC Finance Corp., Senior Notes, 5.500% due 1/19/16	1,289,793
3,212,000	Nelnet Inc., Notes, 7.400% due 9/29/36 (c)	2,349,485
	SLM Corp.:
	Medium-Term Notes:
4,725,000	5.000% due 10/1/13	3,764,596
454,000	5.050% due 11/14/14	334,083
816,000	5.625% due 8/1/33	513,461
1,830,000	Senior Notes, 8.450% due 6/15/18	1,461,493

	Total Consumer Finance	42,612,033

Diversified Financial Services - 12.9%
5,814,000	AES El Salvador Trust, Senior Notes, 6.750% due 2/1/16 (b)	4,942,109
852,000	AGFC Capital Trust I, Junior Subordinated Notes, 6.000% due 1/15/67 (b)(c)	353,580
5,170,000	AIG SunAmerica Global Financing VI, Senior Secured Notes, 6.300% due 5/10/11 (b)	5,098,659
876,000	Beaver Valley Funding Corp., Senior Secured Bonds, 9.000% due 6/1/17	896,562
2,460,000	Blackstone Holdings Finance Co. LLC, Senior Notes, 6.625% due 8/15/19 (b)	2,498,912
690,000	Capital One Bank USA N.A., Senior Subordinated Notes, 6.500% due 6/13/13	736,234
2,160,000	Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	2,392,820
	Citigroup Inc.:
4,730,000	Notes, 6.875% due 3/5/38	4,759,127
	Senior Notes:
7,190,000	6.375% due 8/12/14	7,441,384
1,360,000	5.500% due 10/15/14	1,359,511
4,760,000	8.125% due 7/15/39	5,344,333
1,000,000	Subordinated Notes, 6.125% due 8/25/36	860,796
	General Electric Capital Corp.:
275,000	Medium-Term Notes, 6.750% due 3/15/32	281,569
	Senior Notes:
2,500,000	5.900% due 5/13/14	2,683,435
5,970,000	6.000% due 8/7/19	6,067,395
1,500,000	6.875% due 1/10/39	1,576,067
50,000	Senior Notes, Medium-Term Notes, 6.150% due 8/1/37	47,602
4,440,000	Subordinated Debentures, 6.375% due 11/15/67 (c)	3,679,601
4,253,000	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (b)(c)	2,190,295
	International Lease Finance Corp.:
1,320,000	Medium-Term Notes, 6.375% due 3/25/13	1,059,360
5,351,000	Notes, 5.875% due 5/1/13	4,211,949
	JPMorgan Chase & Co., Subordinated Notes:
1,035,000	4.891% due 9/1/15 (c)	967,929
6,176,000	6.125% due 6/27/17	6,519,256
1,263,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (c)(d)	1,168,300
2,424,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (b)(c)(d)	2,129,411
974,000	TNK-BP Finance SA, Senior Notes, 7.500% due 7/18/16 (b)	952,085
12,228,000	ZFS Finance USA Trust II, Bonds, 6.450% due 12/15/65 (b)(c)	11,127,480

	Total Diversified Financial Services	81,345,761

Insurance - 5.3%
1,488,000	ACE INA Holdings Inc., Senior Notes, 5.700% due 2/15/17	1,607,461
3,221,000	Allstate Corp., Junior Subordinated Debentures, 6.500% due 5/15/57 (c)	2,705,640
2,294,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	1,147,000

See Notes to Schedule of Investments.

Legg Mason Western Asset Corporate Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Insurance - 5.3% (continued)
$90,000	ASIF Global Financing XIX, 4.900% due 1/17/13 (b)	$81,770
1,630,000	AXA SA, Subordinated Bonds, 8.600% due 12/15/30	1,699,063
2,211,000	Chubb Corp., Junior Subordinated Notes, 6.375% due 3/29/67 (c)	2,023,065
1,823,000	Everest Reinsurance Holdings Inc., Subordinated Notes, 6.600% due 5/15/37 (c)	1,266,985
	Hartford Financial Services Group Inc.:
1,325,000	Junior Subordinated Debentures, 8.125% due 6/15/68 (c)	1,192,500
550,000	Senior Notes, 6.300% due 3/15/18	536,727
	Liberty Mutual Group:
2,050,000	Junior Subordinated Bonds, 7.800% due 3/15/37 (b)	1,588,750
720,000	Senior Notes, 5.750% due 3/15/14 (b)	678,376
7,352,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	6,322,720
2,220,000	Nationwide Mutual Insurance Co., Notes, 9.375% due 8/15/39 (b)	2,371,943
2,320,000	Prudential Financial Inc., Junior Subordinated Debentures, 8.875% due 6/15/38 (c)	2,308,400
	Travelers Cos. Inc.:
5,516,000	Junior Subordinated Debentures, 6.250% due 3/15/37 (c)	4,856,744
710,000	Senior Notes, 6.250% due 6/15/37	803,619
2,369,000	Willis North America Inc., Senior Notes, 5.625% due 7/15/15	2,330,222

	Total Insurance	33,520,985

Real Estate Investment Trusts (REITs) - 1.0%
	Developers Diversified Realty Corp., Senior Notes:
1,550,000	4.625% due 8/1/10	1,524,087
1,950,000	9.625% due 3/15/16	1,958,438
1,440,000	Health Care REIT Inc., Senior Notes, 5.875% due 5/15/15	1,371,125
1,690,000	WEA Finance LLC, Senior Notes, 6.750% due 9/2/19 (b)	1,712,499

	Total Real Estate Investment Trusts (REITs)	6,566,149

	TOTAL FINANCIALS	284,923,027

HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 0.9%
872,000	Baxter International Inc., Senior Notes, 5.900% due 9/1/16	981,246
2,049,000	Hospira Inc., Senior Notes, 6.050% due 3/30/17	2,148,887
2,450,000	St. Jude Medical Inc., Senior Notes, 3.750% due 7/15/14	2,495,584

	Total Health Care Equipment & Supplies	5,625,717

Health Care Providers & Services - 5.4%
2,695,000	Aetna Inc., Senior Notes, 6.000% due 6/15/16	2,846,410
1,150,000	Coventry Health Care Inc., Senior Notes, 5.950% due 3/15/17	1,032,647
	HCA Inc.:
	Senior Notes:
1,790,000	6.300% due 10/1/12	1,727,350
2,130,000	6.250% due 2/15/13	2,044,800
150,000	5.750% due 3/15/14	133,125
3,303,000	6.500% due 2/15/16	2,947,927
	Senior Secured Notes:
1,100,000	9.125% due 11/15/14	1,138,500
1,380,000	9.250% due 11/15/16	1,430,025
	Humana Inc., Senior Notes:
600,000	6.450% due 6/1/16	605,980
3,657,000	6.300% due 8/1/18	3,493,613
	UnitedHealth Group Inc., Senior Notes:
5,236,000	5.000% due 8/15/14	5,431,010
1,610,000	6.000% due 11/15/17	1,685,036
4,053,000	Universal Health Services Inc., Notes, 7.125% due 6/30/16	4,402,591
3,380,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	3,619,574

See Notes to Schedule of Investments.

Legg Mason Western Asset Corporate Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Health Care Providers & Services - 5.4% (continued)
$1,560,000	WellPoint Inc., Notes, 5.875% due 6/15/17	$1,649,103

	Total Health Care Providers & Services	34,187,691

Pharmaceuticals - 0.4%
1,850,000	Abbott Laboratories, Senior Notes, 5.125% due 4/1/19	1,964,182
290,000	Wyeth, Notes, 5.950% due 4/1/37	320,490

	Total Pharmaceuticals	2,284,672

	TOTAL HEALTH CARE	42,098,080

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.9%
2,060,000	Boeing Co., Senior Notes, 4.875% due 2/15/20	2,129,266
	L-3 Communications Corp.:
1,900,000	Senior Notes, 5.200% due 10/15/19 (b)	1,909,500
1,000,000	Senior Subordinated Notes, 7.625% due 6/15/12	1,016,250
890,000	Northrop Grumman Corp., Senior Notes, 5.050% due 8/1/19	936,998

	Total Aerospace & Defense	5,992,014

Airlines - 0.5%
	Continental Airlines Inc.:
119,655	Pass-Through Certificates, 6.545% due 2/2/19	113,074
423,035	Senior Secured Notes, 7.256% due 3/15/20	406,114
	Delta Air Lines Inc., Pass-Through Certificates:
60,466	7.379% due 5/18/10	59,559
457,000	7.570% due 11/18/10	452,430
2,120,000	7.711% due 9/18/11	1,961,000

	Total Airlines	2,992,177

Building Products - 0.0%
5,000	Trane U.S. Inc., Senior Notes, 7.625% due 2/15/10	5,092

Commercial Services & Supplies - 0.1%
670,000	Republic Services Inc., Senior Notes, 5.500% due 9/15/19 (b)	691,524

Industrial Conglomerates - 1.8%
	Hutchison Whampoa International Ltd., Notes:
2,740,000	4.625% due 9/11/15 (b)	2,726,580
580,000	5.750% due 9/11/19 (b)	585,697
120,000	Tyco International Group SA, Senior Notes, 6.375% due 10/15/11	129,422
3,501,000	Tyco International Ltd./Tyco International Finance SA, Senior Bonds, 6.875% due 1/15/21	3,937,606
3,510,000	United Technologies Corp., Senior Notes, 5.400% due 5/1/35	3,684,742

	Total Industrial Conglomerates	11,064,047

Road & Rail - 0.6%
21,325	Burlington Northern Railroad Co. Pass-Through Trust, Secured Notes, 7.330% due 6/23/10 (f)	21,760
348,000	Norfolk Southern Corp., Senior Notes, 7.875% due 5/15/43	472,352
2,988,000	Union Pacific Corp., Debentures, 6.625% due 2/1/29	3,447,713

	Total Road & Rail	3,941,825

	TOTAL INDUSTRIALS	24,686,679

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
2,110,000	Electronic Data Systems Corp., Notes, 7.450% due 10/15/29	2,682,494

See Notes to Schedule of Investments.

Legg Mason Western Asset Corporate Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
MATERIALS - 4.8%
Chemicals - 0.8%
	Dow Chemical Co.:
$800,000	Debentures, 7.375% due 11/1/29	$834,230
830,000	Notes, 5.700% due 5/15/18	819,683
1,340,000	Lubrizol Corp., Senior Notes, 8.875% due 2/1/19	1,656,828
980,000	Potash Corp. of Saskatchewan Inc., Senior Notes, 6.500% due 5/15/19	1,100,263
390,000	PPG Industries Inc., Notes, 5.750% due 3/15/13	412,636

	Total Chemicals	4,823,640

Containers & Packaging - 0.2%
1,280,000	Ball Corp., Senior Notes, 7.125% due 9/1/16	1,312,000

Metals & Mining - 3.5%
1,830,000	Alcoa Inc., Notes, 6.000% due 7/15/13	1,911,869
1,000,000	Barrick Gold Financeco LLC, Senior Notes, 6.125% due 9/15/13	1,100,062
8,309,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	8,851,021
1,630,000	Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	2,004,318
7,097,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	7,359,809
640,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (b)	641,600

	Total Metals & Mining	21,868,679

Paper & Forest Products - 0.3%
1,500,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14 (b)	1,622,971
509,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	530,563

	Total Paper & Forest Products	2,153,534

	TOTAL MATERIALS	30,157,853

TELECOMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 6.1%
1,673,000	AT&T Corp., Senior Notes, 8.000% due 11/15/31	2,090,624
	AT&T Inc., Global Notes:
3,230,000	5.600% due 5/15/18	3,402,411
2,010,000	6.550% due 2/15/39	2,198,862
1,575,000	British Telecommunications PLC, Bonds, 9.625% due 12/15/30	2,022,894
	Deutsche Telekom International Finance BV:
1,100,000	Bonds, 8.750% due 6/15/30	1,428,383
670,000	Senior Bonds, 9.250% due 6/1/32	914,391
4,478,000	Senior Notes, 5.750% due 3/23/16	4,754,414
	Embarq Corp.:
	Notes:
430,000	7.082% due 6/1/16	467,843
2,718,000	7.995% due 6/1/36	2,847,820
1,886,000	Senior Notes, 6.738% due 6/1/13	2,046,844
827,000	France Telecom SA, Notes, 8.500% due 3/1/31	1,146,766
1,090,000	Koninklijke KPN NV, Senior Notes, 8.375% due 10/1/30	1,408,527
1,608,000	SBC Communications Inc., Notes, 5.100% due 9/15/14	1,735,593
	Telecom Italia Capital SpA, Senior Notes:
3,850,000	6.000% due 9/30/34	3,765,196
2,070,000	7.200% due 7/18/36	2,346,235
	Telefonica Emisiones SAU, Senior Notes:
620,000	5.877% due 7/15/19	674,905
714,000	7.045% due 6/20/36	847,724
	Verizon Global Funding Corp., Senior Notes:
1,915,000	7.750% due 6/15/32	2,320,746
1,494,000	5.850% due 9/15/35	1,509,113
150,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (b)	156,750

	Total Diversified Telecommunication Services	38,086,041

Wireless Telecommunication Services - 2.6%
1,010,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	1,049,244

See Notes to Schedule of Investments.

Legg Mason Western Asset Corporate Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Wireless Telecommunication Services - 2.6% (continued)
$4,970,000	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	$6,601,860
2,289,000	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.250% due 6/15/13	2,476,757
1,000,000	Rogers Wireless Communications Inc., Secured Notes, 6.375% due 3/1/14	1,105,003
	Sprint Capital Corp.:
2,240,000	Global Notes, 6.900% due 5/1/19	2,016,000
	Senior Notes:
240,000	8.375% due 3/15/12	249,000
3,000,000	8.750% due 3/15/32	2,850,000

	Total Wireless Telecommunication Services	16,347,864

	TOTAL TELECOMMUNICATION SERVICES	54,433,905

UTILITIES - 5.6%
Electric Utilities - 3.9%
850,000	Cleveland Electric Illuminating Co., Senior Secured Notes, 7.880% due 11/1/17	1,027,635
	Commonwealth Edison Co., First Mortgage Bonds:
1,980,000	5.800% due 3/15/18	2,142,639
840,000	6.450% due 1/15/38	959,813
130,000	CP&L Inc., First Mortgage Secured Bonds, 5.300% due 1/15/19	141,052
2,540,000	Duke Energy Corp., Senior Notes, 6.300% due 2/1/14	2,812,623
1,830,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (b)	1,976,400
	FirstEnergy Corp., Notes:
13,000	6.450% due 11/15/11	14,067
4,598,000	7.375% due 11/15/31	5,168,805
910,000	FirstEnergy Solutions Corp., Senior Notes, 4.800% due 2/15/15 (b)	936,143
	Pacific Gas & Electric Co.:
3,415,000	First Mortgage Bonds, 6.050% due 3/1/34	3,811,512
500,000	Senior Notes, 8.250% due 10/15/18	636,390
3,080,000	Progress Energy Inc., Senior Notes, 7.750% due 3/1/31	3,866,435
720,000	Virginia Electric and Power Co., Senior Notes, 8.875% due 11/15/38	1,027,518

	Total Electric Utilities	24,521,032

Gas Utilities - 0.2%
1,010,000	CenterPoint Energy Resources Corp., Senior Notes, 7.875% due 4/1/13	1,138,193

Independent Power Producers & Energy Traders - 1.5%
1,690,000	Dynegy Holdings Inc., Senior Notes, 8.750% due 2/15/12	1,732,250
	Energy Future Holdings Corp., Senior Notes:
140,000	10.875% due 11/1/17	106,400
6,455,400	11.250% due 11/1/17 (g)	4,292,841
	TXU Corp., Senior Notes:
38,000	5.550% due 11/15/14	26,123
6,079,000	6.500% due 11/15/24	2,842,054
1,043,000	6.550% due 11/15/34	474,369

	Total Independent Power Producers & Energy Traders	9,474,037

	TOTAL UTILITIES	35,133,262

	TOTAL CORPORATE BONDS & NOTES (Cost - $677,220,414)	611,490,395

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
	Thornburg Mortgage Securities Trust:
2,856,198	6.186% due 9/25/37 (c)	2,329,925
2,920,927	6.200% due 9/25/37 (c)	2,356,466

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,726,370)	4,686,391

See Notes to Schedule of Investments.

Legg Mason Western Asset Corporate Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
CONVERTIBLE BOND & NOTE - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
$790,000	Omnicom Group Inc., Senior Notes, zero coupon bond to yield 0.551% due 7/1/38 (Cost - $674,507)	$784,075

MORTGAGE-BACKED SECURITY - 0.0%
FHLMC - 0.0%
39,733	Federal Home Loan Mortgage Corp. (FHLMC), 3.577% due 9/1/24 (c)(h) (Cost - $39,757)	40,273

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
U.S. Government Agencies - 0.5%
1,750,000	Federal National Mortgage Association (FNMA), Subordinated Debentures, Zero coupon bond to yield 6.179% due 10/9/19 (h)	980,555
2,010,000	Tennessee Valley Authority, 5.250% due 9/15/39	2,128,990

	Total U.S. Government Agencies	3,109,545

U.S. Government Obligations - 0.0%
80,000	U.S. Treasury Bonds, 4.250% due 5/15/39	82,787

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,021,590)	3,192,332

Shares
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Consumer Finance - 0.1%
1,210	Preferred Blocker Inc., 7.000% (b)	703,728

Thrifts & Mortgage Finance - 0.2%
595,470	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (c)(h)*	1,077,801
82,500	Federal National Mortgage Association (FNMA), 8.250% (c)(h)*	132,825

	Total Thrifts & Mortgage Finance	1,210,626

	TOTAL PREFERRED STOCKS (Cost - $10,941,081)	1,914,354

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $697,623,719)	622,107,820

Face Amount
SHORT-TERM INVESTMENTS - 0.4%
U.S. Government Agencies - 0.2%
$20,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 0.290% due 1/25/10 (h)(i)	19,995
	Federal National Mortgage Association (FNMA), Discount Notes:
1,307,000	0.090% - 0.401% due 1/25/10 (h)(i)(j)	1,306,682
40,000	0.280% - 0.300% due 1/27/10 (h)(i)(j)	39,990
110,000	0.290% due 2/1/10 (h)(i)(j)	109,964

	Total U.S. Government Agencies (Cost - $1,475,483)	1,476,631

See Notes to Schedule of Investments.

Legg Mason Western Asset Corporate Bond Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
Repurchase Agreement - 0.2%
$1,343,000	Morgan Stanley tri-party repurchase agreement dated 9/30/09, 0.030% due 10/1/09; Proceeds at maturity - $1,343,001; (Fully collateralized by U.S. government agency obligation, 0.410% due 7/12/10; Market value - $1,370,411) (Cost - $1,343,000)	$1,343,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,818,483)	2,819,631

	TOTAL INVESTMENTS - 99.2% (Cost - $700,442,202#)	$624,927,451
	Other Assets in Excess of Liabilities - 0.8%	4,902,799

	TOTAL NET ASSETS - 100.0%	$629,830,250

*	Non-income producing security.

(a)	The coupon payment on these securities is currently in default as of September 30, 2009.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AIG	— American International Group Inc.

GMAC	— General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Corporate Bond Fund (formerly known as Legg Mason Partners Corporate Bond Fund) (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:

Corporate bonds & notes	—	$611,490,395	—	$611,490,395
Collateralized mortgage obligations	—	4,686,391	—	4,686,391
Convertible bonds & notes	—	784,075	—	784,075
Mortgage-backed security	—	40,273	—	40,273
U.S. government & agency obligations	—	3,192,332	—	3,192,332
Preferred stocks	$1,210,626	703,728	—	1,914,354

Total long-term investments	1,210,626	620,897,194	—	622,107,820

Notes to Schedule of Investments (unaudited) (continued)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments †	—	$2,819,631	—	$2,819,631

Total investments	$1,210,626	623,716,825	—	624,927,451

Other financial instruments:
Futures contracts	(933,724)	—	—	(933,724)

Total	$276,902	$623,716,825	—	$623,993,727

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value or interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Credit and Market Risk. Investments in securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,153,138
Gross unrealized depreciation	(101,667,889)

Net unrealized depreciation	$(75,514,751)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5-Year Notes	254	12/09	$29,050,583	$29,487,812	$437,229

Contracts to Sell:
U.S. Treasury 2-Year Notes	8	12/09	1,725,974	1,735,750	(9,776)
U.S. Treasury 10-Year Notes	647	12/09	75,467,343	76,558,297	(1,090,954)
U.S. Treasury 30-Year Bonds	76	12/09	8,954,277	9,224,500	(270,223)

					(1,370,953)

Net Unrealized Loss on Open Futures Contracts					$(933,724)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009.

	Futures Contracts		Total
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	$437,229	$(1,370,953)	$(933,724)

The Fund had average market values of $51,997,328 and $56,835,050 in futures contracts (to buy) and futures contracts (to sell), respectively, during the period ended September 30, 2009.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	November 24, 2009